Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000197832
Shareholder Report [Line Items]
Fund Name	Transamerica 60/40 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 81,168,223
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$81,168,223
Number of Portfolio Holdings	4
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	45.6%
U.S. Fixed Income Funds	39.5
International Equity Funds	15.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica S&P 500 Index VP, Initial Class	45.6%
Transamerica Short-Term Bond, Class I2	19.8
Transamerica Core Bond, Class I2	19.7
Transamerica MSCI EAFE Index VP, Initial Class	15.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021467
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[2]
AssetsNet	$ 1,730,293,580
Holdings Count | Holding	494
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,730,293,580
Number of Portfolio Holdings	494
Portfolio Turnover Rate	24%
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.1%
U.S. Government Obligations	23.1
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.6
U.S. Government Agency Obligations	9.0
Commercial Paper	5.2
Repurchase Agreements	1.0
Foreign Government Obligations	0.9
Other Investment Company	0.4
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	32.1%
AAA	16.5
AA	1.7
A	12.3
BBB	23.3
BB	9.1
B	2.2
CCC	0.4
Below CCC	0.1
NR (Not Rated)	0.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2054	2.1
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.5
U.S. Treasury Notes, 4.63%, 02/15/2035	1.5
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	1.1
MUFG Securities Canada Ltd, 4.54%, 09/18/2025	1.1
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Emerson Electric Co, 4.46%, 09/23/2025	1.0
U.S. Treasury Bonds, 2.75%, 08/15/2042	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021468
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[3]
AssetsNet	$ 1,730,293,580
Holdings Count | Holding	494
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,730,293,580
Number of Portfolio Holdings	494
Portfolio Turnover Rate	24%
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.1%
U.S. Government Obligations	23.1
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.6
U.S. Government Agency Obligations	9.0
Commercial Paper	5.2
Repurchase Agreements	1.0
Foreign Government Obligations	0.9
Other Investment Company	0.4
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	32.1%
AAA	16.5
AA	1.7
A	12.3
BBB	23.3
BB	9.1
B	2.2
CCC	0.4
Below CCC	0.1
NR (Not Rated)	0.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2054	2.1
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.5
U.S. Treasury Notes, 4.63%, 02/15/2035	1.5
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	1.1
MUFG Securities Canada Ltd, 4.54%, 09/18/2025	1.1
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Emerson Electric Co, 4.46%, 09/23/2025	1.0
U.S. Treasury Bonds, 2.75%, 08/15/2042	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021437
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[4]
AssetsNet	$ 396,005,465
Holdings Count | Holding	659
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$396,005,465
Number of Portfolio Holdings	659
Portfolio Turnover Rate	41%
Average MaturityFootnote Reference§	8.24 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	30.1%
U.S. Government Obligations	29.7
U.S. Government Agency Obligations	23.7
Commercial Paper	14.7
Mortgage-Backed Securities	5.6
Asset-Backed Securities	3.7
Repurchase Agreements	2.6
Short-Term U.S. Government Obligations	1.9
Foreign Government Obligations	0.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(12.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	53.4%
AAA	8.1
AA	0.9
A	9.6
BBB	18.3
BB	2.7
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	3.4%
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	2.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	2.3
U.S. Treasury Notes, 1.50%, 02/15/2030	2.1
U.S. Treasury Bills, 4.19%, 10/16/2025	1.5
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2054	1.4
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2054	1.4
U.S. Treasury Notes, 4.13%, 11/15/2032	1.3
Uniform Mortgage-Backed Security, TBA, 5.00%, 07/01/2054	1.1
Macquarie Bank Ltd., 4.53%, 08/19/2025	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021438
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 396,005,465
Holdings Count | Holding	659
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$396,005,465
Number of Portfolio Holdings	659
Portfolio Turnover Rate	41%
Average MaturityFootnote Reference§	8.24 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	30.1%
U.S. Government Obligations	29.7
U.S. Government Agency Obligations	23.7
Commercial Paper	14.7
Mortgage-Backed Securities	5.6
Asset-Backed Securities	3.7
Repurchase Agreements	2.6
Short-Term U.S. Government Obligations	1.9
Foreign Government Obligations	0.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(12.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	53.4%
AAA	8.1
AA	0.9
A	9.6
BBB	18.3
BB	2.7
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	3.4%
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	2.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	2.3
U.S. Treasury Notes, 1.50%, 02/15/2030	2.1
U.S. Treasury Bills, 4.19%, 10/16/2025	1.5
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2054	1.4
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2054	1.4
U.S. Treasury Notes, 4.13%, 11/15/2032	1.3
Uniform Mortgage-Backed Security, TBA, 5.00%, 07/01/2054	1.1
Macquarie Bank Ltd., 4.53%, 08/19/2025	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021463
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[6]
AssetsNet	$ 247,016,620
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$247,016,620
Number of Portfolio Holdings	423
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.36 years
DurationFootnote Reference†	2.79 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	94.9%
Other Investment Company	9.0
Loan Assignments	2.9
Repurchase Agreements	0.5
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.2%
BB	51.3
B	30.8
CCC	7.0
Below CCC	0.1
NR (Not Rated)	0.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.1%
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.43%, 12/21/2065	0.7
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.6
Constellium SE, 5.63%, 06/15/2028	0.6
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.6
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6
Herc Holdings, Inc., 5.50%, 07/15/2027	0.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021464
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[7]
AssetsNet	$ 247,016,620
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$247,016,620
Number of Portfolio Holdings	423
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.36 years
DurationFootnote Reference†	2.79 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	94.9%
Other Investment Company	9.0
Loan Assignments	2.9
Repurchase Agreements	0.5
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.2%
BB	51.3
B	30.8
CCC	7.0
Below CCC	0.1
NR (Not Rated)	0.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.1%
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.43%, 12/21/2065	0.7
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.6
Constellium SE, 5.63%, 06/15/2028	0.6
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.6
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6
Herc Holdings, Inc., 5.50%, 07/15/2027	0.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021461
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[8]
AssetsNet	$ 483,978,409
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$483,978,409
Number of Portfolio Holdings	48
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.6%
Industrials	20.0
Information Technology	18.5
Health Care	13.4
Consumer Staples	6.7
Materials	5.1
Real Estate	3.9
Consumer Discretionary	3.8
Communication Services	2.5
Energy	1.4
Utilities	1.1
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	4.5%
CME Group, Inc.	3.8
Gilead Sciences, Inc.	3.7
Bank of America Corp.	3.6
Broadcom, Inc.	3.5
Colgate-Palmolive Co.	3.4
Texas Instruments, Inc.	3.4
Morgan Stanley	3.3
MetLife, Inc.	3.2
Republic Services, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021462
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[9]
AssetsNet	$ 483,978,409
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$483,978,409
Number of Portfolio Holdings	48
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.6%
Industrials	20.0
Information Technology	18.5
Health Care	13.4
Consumer Staples	6.7
Materials	5.1
Real Estate	3.9
Consumer Discretionary	3.8
Communication Services	2.5
Energy	1.4
Utilities	1.1
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	4.5%
CME Group, Inc.	3.8
Gilead Sciences, Inc.	3.7
Bank of America Corp.	3.6
Broadcom, Inc.	3.5
Colgate-Palmolive Co.	3.4
Texas Instruments, Inc.	3.4
Morgan Stanley	3.3
MetLife, Inc.	3.2
Republic Services, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021497
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[10]
AssetsNet	$ 215,500,009
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$215,500,009
Number of Portfolio Holdings	115
Portfolio Turnover Rate	58%
Average MaturityFootnote Reference§	7.41 years
DurationFootnote Reference†	5.70 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.8%
U.S. Government Agency Obligations	34.3
Repurchase Agreements	6.3
Other Investment Company	5.7
Corporate Debt Securities	3.1
Asset-Backed Securities	2.1
Foreign Government Obligations	1.2
Mortgage-Backed Securities	0.9
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	90.1%
AAA	4.2
AA	0.3
A	2.4
BBB	0.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	4.3%
U.S. Treasury Notes, 3.88%, 03/15/2028	3.7
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2039	3.4
Federal National Mortgage Association, 0.88%, 08/05/2030	3.3
Tennessee Valley Authority, 5.25%, 02/01/2055	2.7
Tennessee Valley Authority, 4.88%, 01/15/2048	2.6
Federal Home Loan Banks, 4.75%, 12/10/2032	2.4
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.3
U.S. Treasury Notes, 1.25%, 11/30/2026	2.3
U.S. Treasury Notes, 3.50%, 09/30/2026	2.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021498
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[11]
AssetsNet	$ 215,500,009
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$215,500,009
Number of Portfolio Holdings	115
Portfolio Turnover Rate	58%
Average MaturityFootnote Reference§	7.41 years
DurationFootnote Reference†	5.70 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.8%
U.S. Government Agency Obligations	34.3
Repurchase Agreements	6.3
Other Investment Company	5.7
Corporate Debt Securities	3.1
Asset-Backed Securities	2.1
Foreign Government Obligations	1.2
Mortgage-Backed Securities	0.9
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	90.1%
AAA	4.2
AA	0.3
A	2.4
BBB	0.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	4.3%
U.S. Treasury Notes, 3.88%, 03/15/2028	3.7
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2039	3.4
Federal National Mortgage Association, 0.88%, 08/05/2030	3.3
Tennessee Valley Authority, 5.25%, 02/01/2055	2.7
Tennessee Valley Authority, 4.88%, 01/15/2048	2.6
Federal Home Loan Banks, 4.75%, 12/10/2032	2.4
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.3
U.S. Treasury Notes, 1.25%, 11/30/2026	2.3
U.S. Treasury Notes, 3.50%, 09/30/2026	2.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000154895
Shareholder Report [Line Items]
Fund Name	Transamerica American Funds Managed Risk VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[12]
AssetsNet	$ 834,581,124
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$834,581,124
Number of Portfolio Holdings	2
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Investment Companies	97.4%
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

American Funds Insurance Series - Asset Allocation Fund	97.4%

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021493
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[13]
AssetsNet	$ 717,836,798
Holdings Count | Holding	123
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$717,836,798
Number of Portfolio Holdings	123
Average MaturityFootnote Reference§	0.30 years
DurationFootnote Reference†	0.11 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	42.4%
Short-Term U.S. Government Obligations	30.6
U.S. Government Obligations	11.6
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.3
Net Other Assets (Liabilities)Footnote Reference^	(2.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.6%
U.S. Treasury Floating Rate Notes, 4.36%, 07/31/2025	2.4
U.S. Treasury Floating Rate Notes, 4.34%, 01/31/2027	2.1
U.S. Treasury Bills, 4.37%, 08/12/2025	1.8
U.S. Treasury Floating Rate Notes, 4.45%, 10/31/2026	1.8
U.S. Treasury Bills, 4.31%, 09/02/2025	1.8
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Bills, 4.28%, 09/04/2025	1.7
U.S. Treasury Bills, 4.18%, 03/19/2026	1.7
U.S. Treasury Floating Rate Notes, 4.39%, 04/30/2026	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021494
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[14]
AssetsNet	$ 717,836,798
Holdings Count | Holding	123
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$717,836,798
Number of Portfolio Holdings	123
Average MaturityFootnote Reference§	0.30 years
DurationFootnote Reference†	0.11 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	42.4%
Short-Term U.S. Government Obligations	30.6
U.S. Government Obligations	11.6
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.3
Net Other Assets (Liabilities)Footnote Reference^	(2.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.6%
U.S. Treasury Floating Rate Notes, 4.36%, 07/31/2025	2.4
U.S. Treasury Floating Rate Notes, 4.34%, 01/31/2027	2.1
U.S. Treasury Bills, 4.37%, 08/12/2025	1.8
U.S. Treasury Floating Rate Notes, 4.45%, 10/31/2026	1.8
U.S. Treasury Bills, 4.31%, 09/02/2025	1.8
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Bills, 4.28%, 09/04/2025	1.7
U.S. Treasury Bills, 4.18%, 03/19/2026	1.7
U.S. Treasury Floating Rate Notes, 4.39%, 04/30/2026	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099459
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[15]
AssetsNet	$ 193,524,424
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$193,524,424
Number of Portfolio Holdings	11
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.9%
U.S. Equity Funds	25.1
International Equity Funds	14.3
Repurchase Agreements	1.2
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	33.2%
iShares Core S&P 500 ETF	21.1
iShares Short Treasury Bond ETF	13.5
iShares MSCI EAFE ETF	10.3
iShares U.S. Treasury Bond ETF	4.7
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.6
iShares Russell 2000 ETF	4.0
iShares 7-10 Year Treasury Bond ETF	2.9
iShares MSCI Japan ETF	2.2
iShares Core MSCI EAFE ETF	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099460
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.76%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[16]
AssetsNet	$ 193,524,424
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$193,524,424
Number of Portfolio Holdings	11
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.9%
U.S. Equity Funds	25.1
International Equity Funds	14.3
Repurchase Agreements	1.2
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	33.2%
iShares Core S&P 500 ETF	21.1
iShares Short Treasury Bond ETF	13.5
iShares MSCI EAFE ETF	10.3
iShares U.S. Treasury Bond ETF	4.7
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.6
iShares Russell 2000 ETF	4.0
iShares 7-10 Year Treasury Bond ETF	2.9
iShares MSCI Japan ETF	2.2
iShares Core MSCI EAFE ETF	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099461
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.50%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[17]
AssetsNet	$ 326,618,098
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$326,618,098
Number of Portfolio Holdings	11
Portfolio Turnover Rate	119%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.1%
U.S. Fixed Income Funds	24.0
International Equity Funds	23.4
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	43.1%
iShares MSCI EAFE ETF	17.2
iShares Short Treasury Bond ETF	12.2
iShares Core U.S. Aggregate Bond ETF	9.1
iShares Russell 2000 ETF	7.0
iShares Core MSCI EAFE ETF	4.0
iShares MSCI Japan ETF	2.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares U.S. Treasury Bond ETF	0.7
iShares 7-10 Year Treasury Bond ETF	0.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099462
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.75%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[18]
AssetsNet	$ 326,618,098
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$326,618,098
Number of Portfolio Holdings	11
Portfolio Turnover Rate	119%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.1%
U.S. Fixed Income Funds	24.0
International Equity Funds	23.4
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	43.1%
iShares MSCI EAFE ETF	17.2
iShares Short Treasury Bond ETF	12.2
iShares Core U.S. Aggregate Bond ETF	9.1
iShares Russell 2000 ETF	7.0
iShares Core MSCI EAFE ETF	4.0
iShares MSCI Japan ETF	2.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares U.S. Treasury Bond ETF	0.7
iShares 7-10 Year Treasury Bond ETF	0.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099463
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.48%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[19]
AssetsNet	$ 846,156,756
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$846,156,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	96%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	43.5%
U.S. Equity Funds	35.0
International Equity Funds	18.3
Repurchase Agreements	2.6
Other Investment Company	1.9
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	30.0%
iShares Core U.S. Aggregate Bond ETF	25.4
iShares MSCI EAFE ETF	14.0
iShares Short Treasury Bond ETF	11.7
iShares Russell 2000 ETF	5.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2
iShares U.S. Treasury Bond ETF	2.6
iShares Core MSCI EAFE ETF	2.2
iShares MSCI Japan ETF	2.1
iShares 7-10 Year Treasury Bond ETF	0.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099464
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.73%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[20]
AssetsNet	$ 846,156,756
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$846,156,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	96%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	43.5%
U.S. Equity Funds	35.0
International Equity Funds	18.3
Repurchase Agreements	2.6
Other Investment Company	1.9
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	30.0%
iShares Core U.S. Aggregate Bond ETF	25.4
iShares MSCI EAFE ETF	14.0
iShares Short Treasury Bond ETF	11.7
iShares Russell 2000 ETF	5.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2
iShares U.S. Treasury Bond ETF	2.6
iShares Core MSCI EAFE ETF	2.2
iShares MSCI Japan ETF	2.1
iShares 7-10 Year Treasury Bond ETF	0.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112676
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.74%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[21]
AssetsNet	$ 637,114,806
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$637,114,806
Number of Portfolio Holdings	9
Portfolio Turnover Rate	88%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	44.6%
U.S. Equity Funds	34.0
International Equity Funds	14.9
Repurchase Agreements	5.9
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	34.0%
iShares Core U.S. Aggregate Bond ETF	18.0
iShares MSCI EAFE ETF	13.9
iShares Short Treasury Bond ETF	11.9
iShares 7-10 Year Treasury Bond ETF	11.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4
iShares U.S. Treasury Bond ETF	1.1
iShares Core MSCI EAFE ETF	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112678
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.75%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[22]
AssetsNet	$ 293,485,547
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$293,485,547
Number of Portfolio Holdings	9
Portfolio Turnover Rate	114%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.1%
U.S. Fixed Income Funds	25.0
International Equity Funds	20.0
Repurchase Agreements	5.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	49.1%
iShares Short Treasury Bond ETF	12.5
iShares Core MSCI EAFE ETF	10.8
iShares Core U.S. Aggregate Bond ETF	9.4
iShares MSCI EAFE ETF	9.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.4
iShares 7-10 Year Treasury Bond ETF	0.9
iShares U.S. Treasury Bond ETF	0.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167274
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 100 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[23]
AssetsNet	$ 78,397,271
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$78,397,271
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	74.6%
International Equity Funds	25.2
Other Investment Company	14.0
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(14.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares MSCI EAFE Min Vol Factor ETF	19.8%
iShares MSCI USA Momentum Factor ETF	16.5
iShares MSCI USA Min Vol Factor ETF	16.1
iShares MSCI USA Quality Factor ETF	16.1
iShares MSCI USA Value Factor ETF	16.1
iShares MSCI USA Size Factor ETF	9.8
iShares MSCI Emerging Markets Min Vol Factor ETF	5.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021485
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.31%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[24]
AssetsNet	$ 203,232,550
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$203,232,550
Number of Portfolio Holdings	9
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	30.4
Other Investment Company	12.2
International Equity Funds	10.4
Net Other Assets (Liabilities)Footnote Reference^	(12.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.6%
iShares Broad USD Investment Grade Corporate Bond ETF	9.5
iShares MSCI EAFE Min Vol Factor ETF	8.1
iShares MSCI USA Momentum Factor ETF	6.8
iShares MSCI USA Value Factor ETF	6.6
iShares MSCI USA Min Vol Factor ETF	6.6
iShares MSCI USA Quality Factor ETF	6.4
iShares MSCI USA Size Factor ETF	4.0
iShares MSCI Emerging Markets Min Vol Factor ETF	2.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021486
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[25]
AssetsNet	$ 203,232,550
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$203,232,550
Number of Portfolio Holdings	9
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	30.4
Other Investment Company	12.2
International Equity Funds	10.4
Net Other Assets (Liabilities)Footnote Reference^	(12.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.6%
iShares Broad USD Investment Grade Corporate Bond ETF	9.5
iShares MSCI EAFE Min Vol Factor ETF	8.1
iShares MSCI USA Momentum Factor ETF	6.8
iShares MSCI USA Value Factor ETF	6.6
iShares MSCI USA Min Vol Factor ETF	6.6
iShares MSCI USA Quality Factor ETF	6.4
iShares MSCI USA Size Factor ETF	4.0
iShares MSCI Emerging Markets Min Vol Factor ETF	2.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167272
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 50 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[26]
AssetsNet	$ 414,945,431
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$414,945,431
Number of Portfolio Holdings	9
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.6%
U.S. Equity Funds	37.7
International Equity Funds	12.7
Other Investment Company	1.2
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.6%
iShares MSCI EAFE Min Vol Factor ETF	10.0
iShares MSCI USA Momentum Factor ETF	8.4
iShares MSCI USA Min Vol Factor ETF	8.2
iShares MSCI USA Value Factor ETF	8.2
iShares MSCI USA Quality Factor ETF	7.9
iShares MSCI USA Size Factor ETF	5.0
iShares MSCI Emerging Markets Min Vol Factor ETF	2.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167273
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 75 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[27]
AssetsNet	$ 151,783,993
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$151,783,993
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	56.1%
U.S. Fixed Income Funds	24.7
International Equity Funds	19.1
Other Investment Company	3.6
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(3.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	24.7%
iShares MSCI EAFE Min Vol Factor ETF	15.0
iShares MSCI USA Momentum Factor ETF	12.5
iShares MSCI USA Value Factor ETF	12.2
iShares MSCI USA Quality Factor ETF	12.1
iShares MSCI USA Min Vol Factor ETF	12.0
iShares MSCI USA Size Factor ETF	7.3
iShares MSCI Emerging Markets Min Vol Factor ETF	4.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074412
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.50%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[28]
AssetsNet	$ 319,184,242
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$319,184,242
Number of Portfolio Holdings	14
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	44.2%
U.S. Equity Funds	31.2
International Equity Funds	21.4
Other Investment Company	6.3
Repurchase Agreements	3.3
Net Other Assets (Liabilities)Footnote Reference^	(6.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Short Treasury Bond ETF	24.8%
iShares Core S&P Total U.S. Stock Market ETF	16.8
iShares Core S&P 500 ETF	14.5
iShares Core U.S. Aggregate Bond ETF	11.5
iShares MSCI EAFE ETF	6.4
iShares Core MSCI EAFE ETF	6.1
iShares Broad USD Investment Grade Corporate Bond ETF	5.9
iShares MSCI Emerging Markets ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.4
iShares MSCI Japan ETF	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074411
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.75%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[29]
AssetsNet	$ 319,184,242
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$319,184,242
Number of Portfolio Holdings	14
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	44.2%
U.S. Equity Funds	31.2
International Equity Funds	21.4
Other Investment Company	6.3
Repurchase Agreements	3.3
Net Other Assets (Liabilities)Footnote Reference^	(6.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Short Treasury Bond ETF	24.8%
iShares Core S&P Total U.S. Stock Market ETF	16.8
iShares Core S&P 500 ETF	14.5
iShares Core U.S. Aggregate Bond ETF	11.5
iShares MSCI EAFE ETF	6.4
iShares Core MSCI EAFE ETF	6.1
iShares Broad USD Investment Grade Corporate Bond ETF	5.9
iShares MSCI Emerging Markets ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.4
iShares MSCI Japan ETF	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074416
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.52%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[30]
AssetsNet	$ 156,811,750
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$156,811,750
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	21.5
International Equity Funds	16.0
Repurchase Agreements	3.4
Other Investment Company	1.7
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Short Treasury Bond ETF	24.8%
iShares Core U.S. Aggregate Bond ETF	24.4
iShares Core S&P Total U.S. Stock Market ETF	12.1
iShares Core S&P 500 ETF	9.4
iShares Broad USD Investment Grade Corporate Bond ETF	7.9
iShares MSCI EAFE ETF	5.1
iShares Core MSCI EAFE ETF	4.0
iShares MSCI Japan ETF	2.1
iShares MSCI Emerging Markets ETF	2.0
iShares Core MSCI Emerging Markets ETF	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074415
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.77%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[31]
AssetsNet	$ 156,811,750
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$156,811,750
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	21.5
International Equity Funds	16.0
Repurchase Agreements	3.4
Other Investment Company	1.7
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Short Treasury Bond ETF	24.8%
iShares Core U.S. Aggregate Bond ETF	24.4
iShares Core S&P Total U.S. Stock Market ETF	12.1
iShares Core S&P 500 ETF	9.4
iShares Broad USD Investment Grade Corporate Bond ETF	7.9
iShares MSCI EAFE ETF	5.1
iShares Core MSCI EAFE ETF	4.0
iShares MSCI Japan ETF	2.1
iShares MSCI Emerging Markets ETF	2.0
iShares Core MSCI Emerging Markets ETF	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074414
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[32]
AssetsNet	$ 236,592,117
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$236,592,117
Number of Portfolio Holdings	13
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	44.1%
International Equity Funds	28.6
U.S. Fixed Income Funds	26.7
Other Investment Company	7.8
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(7.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P Total U.S. Stock Market ETF	22.4%
iShares Core S&P 500 ETF	21.7
iShares Short Treasury Bond ETF	19.2
iShares MSCI EAFE ETF	9.4
iShares Core MSCI EAFE ETF	7.6
iShares Core U.S. Aggregate Bond ETF	6.0
iShares MSCI Emerging Markets ETF	3.9
iShares Core MSCI Emerging Markets ETF	3.6
iShares MSCI Canada ETF	2.1
iShares MSCI Japan ETF	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074413
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.76%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[33]
AssetsNet	$ 236,592,117
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$236,592,117
Number of Portfolio Holdings	13
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	44.1%
International Equity Funds	28.6
U.S. Fixed Income Funds	26.7
Other Investment Company	7.8
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(7.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P Total U.S. Stock Market ETF	22.4%
iShares Core S&P 500 ETF	21.7
iShares Short Treasury Bond ETF	19.2
iShares MSCI EAFE ETF	9.4
iShares Core MSCI EAFE ETF	7.6
iShares Core U.S. Aggregate Bond ETF	6.0
iShares MSCI Emerging Markets ETF	3.9
iShares Core MSCI Emerging Markets ETF	3.6
iShares MSCI Canada ETF	2.1
iShares MSCI Japan ETF	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021441
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[34]
AssetsNet	$ 334,407,394
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$334,407,394
Number of Portfolio Holdings	77
Portfolio Turnover Rate	54%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Real Estate	93.7%
Health Care	1.0
Communication Services	0.7
Information Technology	0.6
Financials	0.3
Repurchase Agreements	2.7
Other Investment Company	1.8
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Prologis, Inc., REIT	4.7%
AvalonBay Communities, Inc., REIT	4.2
Welltower, Inc., REIT	3.9
Digital Realty Trust, Inc., REIT	3.8
Equinix, Inc., REIT	3.8
Simon Property Group, Inc., REIT	3.1
VICI Properties, Inc., REIT	3.0
Sun Communities, Inc., REIT	2.5
Essex Property Trust, Inc., REIT	2.4
Goodman Group, REIT	2.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021442
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[35]
AssetsNet	$ 334,407,394
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$334,407,394
Number of Portfolio Holdings	77
Portfolio Turnover Rate	54%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Real Estate	93.7%
Health Care	1.0
Communication Services	0.7
Information Technology	0.6
Financials	0.3
Repurchase Agreements	2.7
Other Investment Company	1.8
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Prologis, Inc., REIT	4.7%
AvalonBay Communities, Inc., REIT	4.2
Welltower, Inc., REIT	3.9
Digital Realty Trust, Inc., REIT	3.8
Equinix, Inc., REIT	3.8
Simon Property Group, Inc., REIT	3.1
VICI Properties, Inc., REIT	3.0
Sun Communities, Inc., REIT	2.5
Essex Property Trust, Inc., REIT	2.4
Goodman Group, REIT	2.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076203
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[36]
AssetsNet	$ 799,709,435
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$799,709,435
Number of Portfolio Holdings	16
Portfolio Turnover Rate	51%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.1%
U.S. Equity Funds	39.5
International Equity Funds	12.4
Other Investment Company	0.5
Repurchase Agreements	0.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	21.3%
Transamerica Bond, Class I2	15.0
Transamerica Short-Term Bond, Class I2	14.3
Transamerica Aegon Core Bond VP, Initial Class	13.4
Transamerica Large Cap Value, Class I2	6.3
Transamerica TSW International Equity VP, Initial Class	6.2
Transamerica WMC US Growth VP, Initial Class	5.4
SPDR S&P 500 ETF Trust	4.7
Transamerica International Focus VP, Initial Class	3.7
Vanguard Total Bond Market ETF	3.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076204
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[37]
AssetsNet	$ 799,709,435
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$799,709,435
Number of Portfolio Holdings	16
Portfolio Turnover Rate	51%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.1%
U.S. Equity Funds	39.5
International Equity Funds	12.4
Other Investment Company	0.5
Repurchase Agreements	0.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	21.3%
Transamerica Bond, Class I2	15.0
Transamerica Short-Term Bond, Class I2	14.3
Transamerica Aegon Core Bond VP, Initial Class	13.4
Transamerica Large Cap Value, Class I2	6.3
Transamerica TSW International Equity VP, Initial Class	6.2
Transamerica WMC US Growth VP, Initial Class	5.4
SPDR S&P 500 ETF Trust	4.7
Transamerica International Focus VP, Initial Class	3.7
Vanguard Total Bond Market ETF	3.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000217588
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs 70/30 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[38]
AssetsNet	$ 14,212,641
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$14,212,641
Number of Portfolio Holdings	11
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	29.2
International Equity Funds	21.0
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica WMC US Growth VP, Initial Class	24.2%
Transamerica Large Cap Value, Class I2	20.8
Transamerica Core Bond, Class I2	20.4
Transamerica International Stock, Class I2	9.5
Transamerica International Equity, Class I2	9.3
Transamerica Bond, Class I2	8.8
Transamerica Aegon Sustainable Equity Income VP, Initial Class	2.2
Transamerica Emerging Markets Equity, Class I2	2.2
Transamerica Small Cap Value, Class I2	1.1
Transamerica Small Cap Growth, Class I2	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062365
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[39]
AssetsNet	$ 3,576,395,712
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,576,395,712
Number of Portfolio Holdings	14
Portfolio Turnover Rate	45%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	46.7%
U.S. Equity Funds	36.2
International Equity Funds	16.6
Other Investment Company	0.6
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	19.9%
iShares Core U.S. Aggregate Bond ETF	19.8
Vanguard S&P 500 ETF	15.8
iShares Core S&P 500 ETF	10.5
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.4
SPDR S&P 500 ETF Trust	5.2
iShares Core MSCI Emerging Markets ETF	5.1
iShares Core MSCI EAFE ETF	4.3
iShares Core S&P Mid-Cap ETF	2.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062366
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.58%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[40]
AssetsNet	$ 3,576,395,712
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,576,395,712
Number of Portfolio Holdings	14
Portfolio Turnover Rate	45%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	46.7%
U.S. Equity Funds	36.2
International Equity Funds	16.6
Other Investment Company	0.6
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	19.9%
iShares Core U.S. Aggregate Bond ETF	19.8
Vanguard S&P 500 ETF	15.8
iShares Core S&P 500 ETF	10.5
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.4
SPDR S&P 500 ETF Trust	5.2
iShares Core MSCI Emerging Markets ETF	5.1
iShares Core MSCI EAFE ETF	4.3
iShares Core S&P Mid-Cap ETF	2.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080975
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.36%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[41]
AssetsNet	$ 394,893,356
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$394,893,356
Number of Portfolio Holdings	15
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	62.1%
U.S. Equity Funds	25.9
International Equity Funds	11.3
Other Investment Company	1.9
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(2.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Schwab U.S. Aggregate Bond ETF	19.3%
Vanguard Total Bond Market ETF	19.1
iShares Core U.S. Aggregate Bond ETF	18.9
Vanguard S&P 500 ETF	7.5
SPDR S&P 500 ETF Trust	7.5
iShares Core S&P 500 ETF	7.3
Vanguard Intermediate-Term Corporate Bond ETF	4.8
iShares Core MSCI Emerging Markets ETF	3.4
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080976
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[42]
AssetsNet	$ 394,893,356
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$394,893,356
Number of Portfolio Holdings	15
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	62.1%
U.S. Equity Funds	25.9
International Equity Funds	11.3
Other Investment Company	1.9
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(2.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Schwab U.S. Aggregate Bond ETF	19.3%
Vanguard Total Bond Market ETF	19.1
iShares Core U.S. Aggregate Bond ETF	18.9
Vanguard S&P 500 ETF	7.5
SPDR S&P 500 ETF Trust	7.5
iShares Core S&P 500 ETF	7.3
Vanguard Intermediate-Term Corporate Bond ETF	4.8
iShares Core MSCI Emerging Markets ETF	3.4
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062367
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.34%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[43]
AssetsNet	$ 1,714,566,924
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,714,566,924
Number of Portfolio Holdings	14
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.6%
International Equity Funds	24.1
U.S. Fixed Income Funds	20.8
Other Investment Company	2.3
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.1%
iShares Core S&P 500 ETF	17.4
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.5
iShares Core U.S. Aggregate Bond ETF	7.4
iShares Core MSCI Emerging Markets ETF	7.1
Vanguard Intermediate-Term Corporate Bond ETF	5.9
Vanguard FTSE Developed Markets ETF	5.8
iShares Core MSCI EAFE ETF	5.6
iShares MSCI EAFE ETF	5.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062368
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.59%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[44]
AssetsNet	$ 1,714,566,924
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,714,566,924
Number of Portfolio Holdings	14
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.6%
International Equity Funds	24.1
U.S. Fixed Income Funds	20.8
Other Investment Company	2.3
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.1%
iShares Core S&P 500 ETF	17.4
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.5
iShares Core U.S. Aggregate Bond ETF	7.4
iShares Core MSCI Emerging Markets ETF	7.1
Vanguard Intermediate-Term Corporate Bond ETF	5.9
Vanguard FTSE Developed Markets ETF	5.8
iShares Core MSCI EAFE ETF	5.6
iShares MSCI EAFE ETF	5.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000193819
Shareholder Report [Line Items]
Fund Name	Transamerica Great Lakes Advisors Large Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[45]
AssetsNet	$ 72,643,140
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$72,643,140
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.3%
Health Care	16.1
Industrials	15.9
Communication Services	9.7
Consumer Discretionary	8.0
Information Technology	7.5
Energy	6.3
Materials	5.0
Consumer Staples	3.4
Real Estate	3.4
Utilities	1.9
Repurchase Agreements	1.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.2%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.3
Blackrock, Inc.	3.2
Abbott Laboratories	3.1
RTX Corp.	3.1
Intercontinental Exchange, Inc.	3.0
Walt Disney Co.	2.7
Hartford Insurance Group, Inc.	2.7
Alphabet, Inc., Class A	2.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021481
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[46]
AssetsNet	$ 325,248,767
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$325,248,767
Number of Portfolio Holdings	33
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	21.9%
Consumer Discretionary	21.0
Industrials	20.0
Financials	9.8
Consumer Staples	8.8
Materials	7.5
Communication Services	6.3
Health Care	4.2
Repurchase Agreements	4.4
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Japan	18.9%
Canada	12.6
United States	10.0
Netherlands	9.6
Germany	7.2
France	7.1
Switzerland	7.0
Taiwan	4.3
Sweden	4.1
United Kingdom	3.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Safran SA	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3
Ajinomoto Co., Inc.	4.2
ITOCHU Corp.	4.2
SAP SE	3.9
Compass Group PLC	3.9
Sika AG	3.8
Constellation Software, Inc.	3.8
Linde PLC	3.6
Ferrari NV	3.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021482
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[47]
AssetsNet	$ 325,248,767
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$325,248,767
Number of Portfolio Holdings	33
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	21.9%
Consumer Discretionary	21.0
Industrials	20.0
Financials	9.8
Consumer Staples	8.8
Materials	7.5
Communication Services	6.3
Health Care	4.2
Repurchase Agreements	4.4
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Japan	18.9%
Canada	12.6
United States	10.0
Netherlands	9.6
Germany	7.2
France	7.1
Switzerland	7.0
Taiwan	4.3
Sweden	4.1
United Kingdom	3.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Safran SA	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3
Ajinomoto Co., Inc.	4.2
ITOCHU Corp.	4.2
SAP SE	3.9
Compass Group PLC	3.9
Sika AG	3.8
Constellation Software, Inc.	3.8
Linde PLC	3.6
Ferrari NV	3.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus

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